COMMITMENTS (Tables)	6 Months Ended
Jun. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Rent Expense	Rental expenses for the three and six months ended June 30, 2016 and 2015, are as follows:
	Six months ended June 30		Three months ended June 30
	2016	2015	2016	2015
Rental expenses	$174	$176	$73	$87

Schedule of Future Minimum Lease Commitments	Future minimum lease commitments under non-cancelable operating lease agreements are as follows:
2016	$155
2017	613
2018	554
2019 and thereafter	1,112
Total	$2,434